Note 12 - Commitments - Flow Through Liability (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Statement Line Items [Line Items]
Balance, opening			$ 11,666	$ 0	$ 0
Addition			1,420,762		20,143
Recovery of flow-through premium liability	$ (764)	$ (0)	(15,916)	$ (0)	(8,477)
Balance, closing	$ 1,416,512		$ 1,416,512		$ 11,666